Subsequent Event - Additional Information (Detail) - Issued debt [Member] - ITAU UNIBANCO HOLDING [Member] R$ in Millions	1 Months Ended
Jan. 31, 2019 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Issuance perpetual subordinated financial bill	R$ 3,050
Estimated impact of Tier I Capitalization ratio	0.4